Fair Value Financial Instruments Not Required to Be Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	$ 5,866		$ 5,872		$ 6,092
Restricted commercial mortgage loans	324		341		411
Other invested assets	2,982		3,493		4,819
Long-term borrowings	4,766		4,776		4,726
Non-recourse funding obligations	2,062		2,066		3,256
Notional amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	0	[1]	0	[1]	0	[1]
Restricted commercial mortgage loans	0	[1]	0	[1]	0	[1]
Other invested assets	0	[1]	0	[1]	0	[1]
Long-term borrowings	0	[1]	0	[1],[2]	0	[1],[2]
Non-recourse funding obligations	0	[1]	0	[1],[2]	0	[1],[2]
Borrowings related to securitization entities	0	[1]	0	[1],[3]	0	[1],[3]
Investment contracts	0	[1]	0	[1]	0	[1]
Commitments to fund limited partnerships	64		64		78
Ordinary course of business lending commitments	60		44		9
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	5,866		5,872		6,092
Restricted commercial mortgage loans	324		341		411
Other invested assets	419		380		786
Long-term borrowings	4,766		4,776	[2]	4,726	[2]
Non-recourse funding obligations	2,062		2,066	[2]	3,256	[2]
Borrowings related to securitization entities	258		274	[3]	348	[3]
Investment contracts	17,815		18,280		18,880
Commitments to fund limited partnerships	0		0		0
Ordinary course of business lending commitments	0		0		0
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	6,399		6,378		6,500
Restricted commercial mortgage loans	371		389		461
Other invested assets	431		389		795
Long-term borrowings	5,246		4,950	[2]	4,353	[2]
Non-recourse funding obligations	1,468		1,462	[2]	2,160	[2]
Borrowings related to securitization entities	285		303	[3]	375	[3]
Investment contracts	18,926		19,526		19,681
Commitments to fund limited partnerships	0		0		0
Ordinary course of business lending commitments	0		0		0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	0		0		0
Restricted commercial mortgage loans	0		0		0
Other invested assets	0		0		0
Long-term borrowings	0		0	[2]	0	[2]
Non-recourse funding obligations	0		0	[2]	0	[2]
Borrowings related to securitization entities	0		0	[3]	0	[3]
Investment contracts	0		0		0
Commitments to fund limited partnerships	0		0		0
Ordinary course of business lending commitments	0		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	0		0		0
Restricted commercial mortgage loans	0		0		0
Other invested assets	307		265		658
Long-term borrowings	5,095		4,800	[2]	4,214	[2]
Non-recourse funding obligations	0		0	[2]	0	[2]
Borrowings related to securitization entities	223		238	[3]	287	[3]
Investment contracts	906		1,009		1,356
Commitments to fund limited partnerships	0		0		0
Ordinary course of business lending commitments	0		0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	6,399		6,378		6,500
Restricted commercial mortgage loans	371		389		461
Other invested assets	124		124		137
Long-term borrowings	151		150	[2]	139	[2]
Non-recourse funding obligations	1,468		1,462	[2]	2,160	[2]
Borrowings related to securitization entities	62		65	[3]	88	[3]
Investment contracts	18,020		18,517		18,325
Commitments to fund limited partnerships	0		0		0
Ordinary course of business lending commitments	$ 0		$ 0		$ 0

[1]	These financial instruments do not have notional amounts.
[2]	See note 18 for additional information related to consolidated securitization entities.
[3]	See note 13 for additional information related to borrowings.